Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2023 (Unaudited)

MUNICIPAL BONDS - 96.0%	Principal Amount	Value
General Obligation Bonds - 19.3%
Baltimore County Maryland		$–
5.00%, 08/01/2028	1,650,000	1,665,584
4.00%, 02/01/2033	1,520,000	1,509,215
Frederick County Maryland		$–
1.88%, 10/01/2038	8,755,000	5,719,862
Howard County Maryland		$–
1.75%, 08/15/2036	7,875,000	5,419,999
Maryland State		$–
5.00%, 08/01/2025	1,000,000	1,022,094
Montgomery County Maryland		$–
3.00%, 10/01/2034	3,370,000	2,990,676
3.80%, 11/01/2037 (a)	7,780,000	7,780,000
Prince George’s County Maryland		$–
5.00%, 10/01/2024	1,350,000	1,365,296
5.00%, 10/01/2025	1,500,000	1,533,893
5.00%, 10/01/2026	1,550,000	1,605,564
St Mary’s County Maryland		$–
5.00%, 05/01/2028	1,290,000	1,372,421
Total General Obligation Bonds		31,984,604

Revenue Bonds - 76.7%
Austin Texas		$–
7.88%, 09/01/2026	750,000	754,926
Baltimore Maryland		$–
5.00%, 06/15/2030	520,000	522,858
3.25%, 06/01/2031 (b)	225,000	195,176
4.50%, 06/01/2033	1,550,000	1,469,789
5.00%, 06/15/2033	670,000	673,651
3.50%, 06/01/2039 (b)	1,260,000	993,467
California Municipal Finance Authority		$–
5.00%, 11/01/2039 (b)	1,750,000	1,599,821
Cedar Rapids Iowa		$–
7.72%, 08/15/2029 (a)	875,000	875,000
Dallas Fort Worth Texas International Airport		$–
5.25%, 11/01/2027	1,860,000	1,860,725
Franklin Ohio		$–
5.00%, 11/15/2034	1,550,000	1,533,000
Frederick County Maryland		$–
5.00%, 07/01/2029	1,990,000	2,078,486
5.00%, 07/01/2030	1,390,000	1,456,613
3.75%, 07/01/2039	1,410,000	1,160,615
Gaithersburg Maryland		$–
5.00%, 01/01/2028	1,000,000	990,517
5.00%, 01/01/2033	2,000,000	1,946,464
Lehigh Pennsylvania		$–
5.07% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,600,000	2,569,605
Main Street Natural Gas, Inc.		$–
5.26% (SOFR + 1.70%), 12/01/2053	5,500,000	5,464,666
Maryland Community Development Administration		$–
5.00%, 09/01/2030	1,245,000	1,291,790
5.00%, 09/01/2031	1,030,000	1,066,539
4.60%, 03/01/2042	3,930,000	3,791,383
2.41%, 07/01/2043	2,660,000	1,743,276
Maryland Community Development Administration Local Government Infrastructure		$–
4.00%, 06/01/2035	1,140,000	1,146,710
Maryland Economic Development Corp.		$–
5.00%, 07/01/2028	1,000,000	1,041,010
5.00%, 07/01/2029	750,000	784,580
4.10%, 10/01/2036 (a)	2,600,000	2,593,658
4.00%, 07/01/2040	1,500,000	1,335,830
4.06%, 02/15/2043 (a)	1,200,000	1,200,000
4.50%, 07/01/2044	4,500,000	3,936,857
Maryland Health & Higher Educational Facilities Authority		$–
5.00%, 07/01/2026	420,000	427,383
5.00%, 08/15/2027	4,000,000	4,043,879
5.00%, 07/01/2029	2,000,000	2,056,749
4.00%, 10/01/2030	100,000	99,895
4.00%, 10/01/2031	300,000	298,385
5.00%, 08/15/2033	1,250,000	1,263,070
5.00%, 07/01/2034	1,955,000	1,987,177
Series A, 3.92%, 04/01/2035 (a)	5,000,000	5,000,000
5.00%, 05/15/2037	5,000,000	5,048,783
5.00%, 07/01/2037	1,200,000	1,207,124
5.00%, 07/01/2038	1,500,000	1,492,151
5.00%, 05/15/2042	4,335,000	4,315,430
4.26% (SIFMA Municipal Swap Index + 0.28%), 07/01/2042	2,450,000	2,443,596
5.00%, 07/01/2043	1,310,000	1,262,140
5.00%, 07/01/2045 (a)	4,000,000	4,108,958
Maryland Stadium Authority		$–
1.42%, 05/01/2025	1,100,000	1,033,058
5.00%, 05/01/2030	3,000,000	3,082,637
4.00%, 06/01/2037	1,000,000	973,117
5.00%, 09/01/2037	1,000,000	1,064,387
5.00%, 05/01/2038	5,000,000	5,137,083
Maryland Stadium Authority Built to Learn Revenue		$–
4.00%, 06/01/2035	1,340,000	1,312,029
Maryland State Department of Transportation		$–
0.91%, 08/01/2026	1,500,000	1,327,554
5.00%, 10/01/2027	1,715,000	1,787,502
4.00%, 12/01/2029	1,260,000	1,264,612
5.00%, 08/01/2033	1,000,000	1,040,439
4.00%, 08/01/2038	1,150,000	1,059,755
Maryland State Transportation Authority		$–
5.00%, 07/01/2025	1,510,000	1,543,000
5.00%, 07/01/2025	3,000,000	3,065,563
5.00%, 07/01/2028	4,420,000	4,646,102
Maryland State Transportation Authority Passenger Facility Charge Revenue		$–
4.00%, 06/01/2035	4,330,000	4,079,346
Metropolitan Washington DC Airports Authority Aviation Revenue		$–
5.00%, 10/01/2040	1,500,000	1,497,886
Miami-Dade County Florida Expressway Authority		$–
6.49% (1 mo Term SOFR + 1.05%), 07/01/2032	5,000,000	5,012,478
New Hope Texas Cultural Education Facilities Finance Corp.		$–
5.50%, 07/01/2046 (c)	365,000	164,250
5.75%, 07/01/2051 (c)	820,000	369,000
New Jersey Transportation Trust Fund Authority		$–
4.58%, 12/15/2038 (d)	6,760,000	3,138,351
Newport News Virginia Economic Development Authority		$–
5.00%, 12/01/2031	2,000,000	2,005,954
St Mary’s College of Maryland		$–
4.00%, 09/01/2024	1,000,000	997,471
Total Revenue Bonds		126,733,306
TOTAL MUNICIPAL BONDS (Cost $169,767,000)		158,717,910

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%	Shares
First American Government Obligations Fund - Class Z, 5.22%(e)	4,751,169	4,751,169
Total Money Market Funds		4,751,169
TOTAL SHORT-TERM INVESTMENTS (Cost $4,751,169)		4,751,169

TOTAL INVESTMENTS - 98.9% (Cost $174,518,169)		163,469,079
Other Assets in Excess of Liabilities - 1.1%		1,764,763
TOTAL NET ASSETS - 100.0%		$165,233,842

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is in default and missed all or a portion of its last payment of interest as of the date of this report.
(d)	Zero-coupon bond. The rate shown is the effective yield as of September 30, 2023.
(e)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Fixed Income Securities:
Municipal Bonds	$–	$158,717,910	$–
Total Fixed Income Securities	–	158,717,910	–

Short-Term Investments:	–	–	–
Money Market Funds	4,751,169	–	–
Total Short-Term Investments	4,751,169	–	–

Total Investments in Securities	$4,751,169	$158,717,910	$–